Distribution Date:	09/17/21	CSAIL 2019-C15 Commercial Mortgage Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	3650 REIT Loan Servicing LLC, a Delaware limited liability
			company
Mortgage Loan Detail (Part 1)	13-14		General Contact	(305) 901-1000
Mortgage Loan Detail (Part 2)	15-16		2977 McFarlane Road,,Suite 300, | Miami , FL 33133
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
Collateral Stratification and Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	22945DAA1	2.987700%	11,856,000.00	7,649,008.21	194,099.55	19,044.12	0.00	0.00	213,143.67	7,454,908.66	30.16%	30.00%
A-2	22945DAC7	3.450500%	64,072,000.00	64,072,000.00	0.00	184,233.70	0.00	0.00	184,233.70	64,072,000.00	30.16%	30.00%
A-3	22945DAE3	3.779200%	133,800,000.00	133,800,000.00	0.00	421,380.80	0.00	0.00	421,380.80	133,800,000.00	30.16%	30.00%
A-4	22945DAG8	4.052900%	345,226,000.00	345,226,000.00	0.00	1,165,972.05	0.00	0.00	1,165,972.05	345,226,000.00	30.16%	30.00%
A-SB	22945DAJ2	3.902600%	25,521,000.00	25,521,000.00	0.00	82,998.55	0.00	0.00	82,998.55	25,521,000.00	30.16%	30.00%
A-S	22945DAQ6	4.254300%	62,194,000.00	62,194,000.00	0.00	220,493.28	0.00	0.00	220,493.28	62,194,000.00	22.62%	22.50%
B	22945DAS2	4.475700%	37,316,000.00	37,316,000.00	0.00	139,179.35	0.00	0.00	139,179.35	37,316,000.00	18.10%	18.00%
C	22945DAU7	5.145762%	39,390,000.00	39,390,000.00	0.00	168,909.64	0.00	0.00	168,909.64	39,390,000.00	13.32%	13.25%
D	22945DAY9	3.000000%	26,536,000.00	26,536,000.00	0.00	66,340.00	0.00	0.00	66,340.00	26,536,000.00	10.10%	10.05%
E-RR	22945DBB8	5.145762%	19,073,000.00	19,073,000.00	0.00	81,787.60	0.00	0.00	81,787.60	19,073,000.00	7.79%	7.75%
F-RR	22945DBD4	5.145762%	20,731,000.00	20,731,000.00	0.00	88,897.33	0.00	0.00	88,897.33	20,731,000.00	5.28%	5.25%
G-RR	22945DBF9	5.145762%	9,329,000.00	9,329,000.00	0.00	40,004.01	0.00	0.00	40,004.01	9,329,000.00	4.15%	4.13%
NR-RR*	22945DBH5	5.145762%	34,207,166.00	34,207,166.00	0.00	119,375.33	0.00	0.00	119,375.33	34,207,166.00	0.00%	0.00%
R	22945DBJ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			829,251,166.00	825,044,174.21	194,099.55	2,798,615.76	0.00	0.00	2,992,715.31	824,850,074.66

Notional Certificates
X-A	22945DAL7	1.209824%	642,669,000.00	638,462,008.21	0.00	643,688.88	0.00	0.00	643,688.88	638,267,908.66
X-B	22945DAN3	0.325972%	76,706,000.00	76,706,000.00	0.00	20,836.70	0.00	0.00	20,836.70	76,706,000.00
X-D	22945DAW3	2.145762%	26,536,000.00	26,536,000.00	0.00	47,449.95	0.00	0.00	47,449.95	26,536,000.00
Notional SubTotal			745,911,000.00	741,704,008.21	0.00	711,975.53	0.00	0.00	711,975.53	741,509,908.66

Deal Distribution Total					194,099.55	3,510,591.29	0.00	0.00	3,704,690.84

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	22945DAA1	645.15926198	16.37141953	1.60628543	0.00000000	0.00000000	0.00000000	0.00000000	17.97770496	628.78784244
A-2	22945DAC7	1,000.00000000	0.00000000	2.87541672	0.00000000	0.00000000	0.00000000	0.00000000	2.87541672	1,000.00000000
A-3	22945DAE3	1,000.00000000	0.00000000	3.14933333	0.00000000	0.00000000	0.00000000	0.00000000	3.14933333	1,000.00000000
A-4	22945DAG8	1,000.00000000	0.00000000	3.37741668	0.00000000	0.00000000	0.00000000	0.00000000	3.37741668	1,000.00000000
A-SB	22945DAJ2	1,000.00000000	0.00000000	3.25216684	0.00000000	0.00000000	0.00000000	0.00000000	3.25216684	1,000.00000000
A-S	22945DAQ6	1,000.00000000	0.00000000	3.54525002	0.00000000	0.00000000	0.00000000	0.00000000	3.54525002	1,000.00000000
B	22945DAS2	1,000.00000000	0.00000000	3.72974997	0.00000000	0.00000000	0.00000000	0.00000000	3.72974997	1,000.00000000
C	22945DAU7	1,000.00000000	0.00000000	4.28813506	0.00000000	0.00000000	0.00000000	0.00000000	4.28813506	1,000.00000000
D	22945DAY9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	22945DBB8	1,000.00000000	0.00000000	4.28813506	0.00000000	0.00000000	0.00000000	0.00000000	4.28813506	1,000.00000000
F-RR	22945DBD4	1,000.00000000	0.00000000	4.28813516	0.00000000	0.00000000	0.00000000	0.00000000	4.28813516	1,000.00000000
G-RR	22945DBF9	1,000.00000000	0.00000000	4.28813485	0.00000000	0.00000000	0.00000000	0.00000000	4.28813485	1,000.00000000
NR-RR	22945DBH5	1,000.00000000	0.00000000	3.48977550	0.79835962	4.48877495	0.00000000	0.00000000	3.48977550	1,000.00000000
R	22945DBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	22945DAL7	993.45387472	0.00000000	1.00158694	0.00000000	0.00000000	0.00000000	0.00000000	1.00158694	993.15185369
X-B	22945DAN3	1,000.00000000	0.00000000	0.27164368	0.00000000	0.00000000	0.00000000	0.00000000	0.27164368	1,000.00000000
X-D	22945DAW3	1,000.00000000	0.00000000	1.78813499	0.00000000	0.00000000	0.00000000	0.00000000	1.78813499	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	19,044.12	0.00	19,044.12	0.00	0.00	0.00	19,044.12	0.00
A-2	08/01/21 - 08/30/21	30	0.00	184,233.70	0.00	184,233.70	0.00	0.00	0.00	184,233.70	0.00
A-3	08/01/21 - 08/30/21	30	0.00	421,380.80	0.00	421,380.80	0.00	0.00	0.00	421,380.80	0.00
A-4	08/01/21 - 08/30/21	30	0.00	1,165,972.05	0.00	1,165,972.05	0.00	0.00	0.00	1,165,972.05	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	82,998.55	0.00	82,998.55	0.00	0.00	0.00	82,998.55	0.00
X-A	08/01/21 - 08/30/21	30	0.00	643,688.88	0.00	643,688.88	0.00	0.00	0.00	643,688.88	0.00
X-B	08/01/21 - 08/30/21	30	0.00	20,836.70	0.00	20,836.70	0.00	0.00	0.00	20,836.70	0.00
X-D	08/01/21 - 08/30/21	30	0.00	47,449.95	0.00	47,449.95	0.00	0.00	0.00	47,449.95	0.00
A-S	08/01/21 - 08/30/21	30	0.00	220,493.28	0.00	220,493.28	0.00	0.00	0.00	220,493.28	0.00
B	08/01/21 - 08/30/21	30	0.00	139,179.35	0.00	139,179.35	0.00	0.00	0.00	139,179.35	0.00
C	08/01/21 - 08/30/21	30	0.00	168,909.64	0.00	168,909.64	0.00	0.00	0.00	168,909.64	0.00
D	08/01/21 - 08/30/21	30	0.00	66,340.00	0.00	66,340.00	0.00	0.00	0.00	66,340.00	0.00
E-RR	08/01/21 - 08/30/21	30	0.00	81,787.60	0.00	81,787.60	0.00	0.00	0.00	81,787.60	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	88,897.33	0.00	88,897.33	0.00	0.00	0.00	88,897.33	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	40,004.01	0.00	40,004.01	0.00	0.00	0.00	40,004.01	0.00
NR-RR	08/01/21 - 08/30/21	30	125,699.63	146,684.95	0.00	146,684.95	27,309.62	0.00	0.00	119,375.33	153,548.27
Totals			125,699.63	3,537,900.91	0.00	3,537,900.91	27,309.62	0.00	0.00	3,510,591.29	153,548.27

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,704,690.84
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,556,368.90	Master Servicing Fee	10,425.66
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,038.86
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	355.23
ARD Interest	0.00	Operating Advisor Fee	1,392.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	255.76
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,556,368.90	Total Fees	18,468.00

Principal		Expenses/Reimbursements
Scheduled Principal	194,099.55	Reimbursement for Interest on Advances	118.54
Unscheduled Principal Collections		ASER Amount	18,048.74
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,142.36
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	194,099.55	Total Expenses/Reimbursements	27,309.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,510,591.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	194,099.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,704,690.84
Total Funds Collected	3,750,468.45	Total Funds Distributed	3,750,468.48

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	825,044,175.07	825,044,175.07	Beginning Certificate Balance	825,044,174.21
(-) Scheduled Principal Collections	194,099.55	194,099.55	(-) Principal Distributions	194,099.55
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	824,850,075.52	824,850,075.52	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	825,044,175.07	825,044,175.07	Ending Certificate Balance	824,850,074.66
Ending Actual Collateral Balance	824,850,075.52	824,850,075.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.86)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.86)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.15
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999.99 and less	13	84,250,419.25	10.21%	85	5.0254	2.037464	1.24 or less	6	158,076,496.12	19.16%	87	5.3232	0.485495
$10,000,000 to $19,999,999	10	133,272,515.28	16.16%	80	5.0387	1.687533	1.25 to 1.49	10	170,497,032.26	20.67%	84	4.9149	1.368244
$20,000,000 to $29,999,999	12	273,577,140.99	33.17%	86	5.0517	1.450709	1.5 to 1.74	14	322,493,328.31	39.10%	87	4.9895	1.631253
$30,000,000 to							1.75 to 1.99	2	20,625,483.02	2.50%	84	4.9535	1.944934
	4	167,500,000.00	20.31%	86	4.9402	1.452358
$49,999,999.99							2.0 to 2.49	4	105,044,059.47	12.73%	59	4.8035	2.250409
$50,000,000 or more	3	166,250,000.00	20.16%	71	4.9597	1.237820	2.5 or more	6	48,113,676.34	5.83%	72	4.8575	2.699749
Totals	42	824,850,075.52	100.00%	82	5.0057	1.506331	Totals	42	824,850,075.52	100.00%	82	5.0057	1.506331

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	2	28,030,920.28	3.40%	55	4.7512	1.877447	Wisconsin	2	3,958,460.00	0.48%	86	4.5500	2.100000
Arkansas	1	2,269,912.26	0.28%	88	5.1400	2.590000	Totals	83	824,850,075.52	100.00%	82	5.0057	1.506331
California	9	108,270,283.02	13.13%	83	4.9937	1.509958
									Property Type³
Connecticut	1	7,661,259.33	0.93%	31	4.8000	2.420000
Florida	6	156,534,106.33	18.98%	87	4.9886	1.611677		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	5	13,766,996.38	1.67%	70	4.9560	2.312466		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	9	55,234,418.23	6.70%	81	4.7468	1.915779	Industrial	1	24,679,060.12	2.99%	84	5.3200	1.670000
Indiana	1	3,472,474.72	0.42%	73	4.7870	1.160000	Lodging	14	194,971,798.06	23.64%	87	5.2966	0.939720
Iowa	1	3,509,370.00	0.43%	86	4.5500	2.100000	Mixed Use	3	116,000,000.00	14.06%	87	4.9340	1.559052
Michigan	1	24,679,060.12	2.99%	84	5.3200	1.670000	Multi-Family	5	63,208,264.37	7.66%	82	4.8115	1.361780
Missouri	2	39,407,887.19	4.78%	78	4.9674	1.833079	Office	10	191,253,075.40	23.19%	87	4.8540	1.599416
Nebraska	1	23,500,000.00	2.85%	86	5.2100	1.580000	Other	8	11,000,000.00	1.33%	25	4.5575	2.590000
Nevada	1	23,000,000.00	2.79%	86	5.4150	1.630000	Retail	40	219,237,877.57	26.58%	73	4.9565	1.885328
New Jersey	2	3,899,114.09	0.47%	29	4.7190	2.476782	Self Storage	2	4,500,000.00	0.55%	84	5.1950	0.760000
New Mexico	1	2,039,324.00	0.25%	86	4.5500	2.100000	Totals	83	824,850,075.52	100.00%	82	5.0057	1.506331
New York	6	115,554,021.40	14.01%	87	4.8302	1.423090
North Carolina	6	38,189,986.99	4.63%	74	5.0974	1.857685
Ohio	5	5,498,010.60	0.67%	85	4.8509	2.095732
Oregon	1	56,250,000.00	6.82%	89	5.3040	(0.210000)
Pennsylvania	3	1,923,013.00	0.23%	86	4.5500	2.100000
South Carolina	3	14,051,125.18	1.70%	76	5.0708	2.537301
Tennessee	1	3,035,078.00	0.37%	86	4.5500	2.100000
Texas	7	43,639,348.91	5.29%	85	5.2541	0.720904
Virginia	5	21,475,905.48	2.60%	71	5.1494	1.922541
Washington	1	26,000,000.00	3.15%	84	5.0600	1.400000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
4.7499% or less	8	172,358,264.37	20.90%	81	4.5686	1.718019	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.7500% to 4.9999%	12	231,986,931.57	28.12%	74	4.8227	1.835801	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
5.0000% to 5.2499%	11	120,884,225.40	14.66%	86	5.1318	1.670309	25 months to 36 months	37	744,975,276.96	90.32%	82	5.0328	1.499113
5.2500% to 5.4999%	9	278,127,140.99	33.72%	87	5.3264	1.030814	37 months to 48 months	5	79,874,798.56	9.68%	81	4.7529	1.573649
5.5000% or more	2	21,493,513.19	2.61%	88	5.6279	1.483674	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	42	824,850,075.52	100.00%	82	5.0057	1.506331	Totals	42	824,850,075.52	100.00%	82	5.0057	1.506331

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 27

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
84 months or less	14	241,693,240.73	29.30%	69	4.8823	1.788689	Interest Only	17	391,365,000.00	47.45%	78	4.7696	1.646338
85 months or more	28	583,156,834.79	70.70%	87	5.0569	1.389306	300 months or less	4	46,452,801.85	5.63%	84	5.1718	2.183504
Totals	42	824,850,075.52	100.00%	82	5.0057	1.506331	301 to 359 months	21	387,032,273.67	46.92%	86	5.2246	1.283481
							360 months or more	0	0.00	0.00%	0	0.0000	0.000000
							Totals	42	824,850,075.52	100.00%	82	5.0057	1.506331

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 27

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
12 months or less	40	799,850,075.52	96.97%	83	5.0015	1.493289				None
13 months to 24 months	2	25,000,000.00	3.03%	60	5.1413	1.923600
25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	42	824,850,075.52	100.00%	82	5.0057	1.506331

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

    CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1A1	30315701				Actual/360	4.77025%	246,450.00	0.00	0.00	N/A	01/06/29	--	60,000,000.00	60,000,000.00	09/06/21
1A3	30315610	OF	Orlando	FL	Actual/360	4.77025%	82,150.00	0.00	0.00	N/A	01/06/29	--	20,000,000.00	20,000,000.00	09/06/21
2	30315611	LO	Tigard	OR	Actual/360	5.30425%	256,912.50	0.00	0.00	N/A	02/06/29	--	56,250,000.00	56,250,000.00	09/06/21
3	30315612	RT	Various	Various	Actual/360	4.80025%	206,666.67	0.00	0.00	N/A	04/06/24	--	50,000,000.00	50,000,000.00	09/06/21
4	30315613	MU	New York	NY	Actual/360	4.53025%	175,549.78	0.00	0.00	N/A	02/08/29	--	45,000,000.00	45,000,000.00	09/08/21
5	30315614	MU	North Miami	FL	Actual/360	5.26525%	204,018.75	0.00	0.00	N/A	11/05/28	--	45,000,000.00	45,000,000.00	09/05/21
6	30315615	LO	Carmel Valley	CA	Actual/360	5.34725%	200,289.71	0.00	0.00	N/A	10/05/28	--	43,500,000.00	43,500,000.00	09/05/21
7A1	30315539	Various	Various	Various	Actual/360	4.55025%	97,951.39	0.00	0.00	N/A	11/01/28	--	25,000,000.00	25,000,000.00	09/01/21
7A4	30315542				Actual/360	4.55025%	39,180.56	0.00	0.00	N/A	11/01/28	--	10,000,000.00	10,000,000.00	09/01/21
8	30315616	MF	Brooklyn	NY	Actual/360	4.53225%	132,691.39	0.00	0.00	N/A	08/05/28	--	34,000,000.00	34,000,000.00	09/05/21
9A2A2	30315473	RT	St Louis	MO	Actual/360	4.99725%	86,055.50	0.00	0.00	N/A	11/01/28	--	20,000,000.00	20,000,000.00	09/01/21
9A2A4	30315475				Actual/360	4.99725%	43,027.75	0.00	0.00	N/A	11/01/28	--	10,000,000.00	10,000,000.00	09/01/21
9A2A5	30315476				Actual/360	4.99725%	15,149.02	0.00	0.00	N/A	11/01/28	--	3,520,755.00	3,520,755.00	09/01/21
10	30315617	LO	San Antonio	TX	Actual/360	5.35025%	128,073.06	0.00	0.00	N/A	01/06/29	--	27,800,000.00	27,800,000.00	09/06/21
11A3	30315618	MU	Seattle	WA	Actual/360	5.06025%	87,144.44	0.00	0.00	N/A	09/06/28	--	20,000,000.00	20,000,000.00	09/06/21
11A4	30315619				Actual/360	5.06025%	26,143.33	0.00	0.00	N/A	09/06/28	--	6,000,000.00	6,000,000.00	09/06/21
12	30315620	IN	Temperance	MI	Actual/360	5.32025%	113,195.48	30,115.45	0.00	N/A	09/05/28	--	24,709,175.57	24,679,060.12	09/05/21
13	30315621	OF	Rolling Meadows	IL	Actual/360	4.75025%	102,256.94	0.00	0.00	N/A	09/06/28	--	25,000,000.00	25,000,000.00	09/06/21
14	30315622	OF	Culver City	CA	Actual/360	4.66025%	100,319.44	0.00	0.00	N/A	01/05/29	--	25,000,000.00	25,000,000.00	09/05/21
15A2	30315272	RT	Gretna	NE	Actual/360	5.21025%	67,295.83	0.00	0.00	N/A	11/01/28	--	15,000,000.00	15,000,000.00	06/01/21
15A4	30315274				Actual/360	5.21025%	38,134.31	0.00	0.00	N/A	11/01/28	--	8,500,000.00	8,500,000.00	06/01/21
16	30315623	RT	Las Vegas	NV	Actual/360	5.41525%	107,247.08	0.00	0.00	N/A	11/05/28	--	23,000,000.00	23,000,000.00	09/05/21
17	30315625	OF	Syracuse	NY	Actual/360	5.40025%	104,982.06	22,766.20	0.00	N/A	01/05/29	--	22,576,787.60	22,554,021.40	09/05/21
18	30315626	LO	Various	Various	Actual/360	5.25525%	90,847.22	32,059.04	0.00	N/A	08/05/28	--	20,076,118.51	20,044,059.47	09/05/21
19	30315627	RT	Deland	FL	Actual/360	5.11325%	90,253.06	0.00	0.00	N/A	12/05/28	--	20,500,000.00	20,500,000.00	09/05/21
20	30315628	RT	Glendora	CA	Actual/360	4.90025%	78,059.72	0.00	0.00	N/A	10/05/28	--	18,500,000.00	18,500,000.00	09/05/21
21	30315629	MF	Mesa	AZ	Actual/360	4.71025%	61,760.22	19,241.07	0.00	N/A	01/05/28	--	15,227,505.44	15,208,264.37	09/05/21
22	30315630	OF	Norfolk	VA	Actual/360	5.35025%	70,486.25	0.00	0.00	N/A	01/06/29	--	15,300,000.00	15,300,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
23	30315631	MF	Brooklyn	NY	Actual/360	5.60025%	67,511.11	0.00	0.00	N/A	01/06/29	--	14,000,000.00	14,000,000.00	07/06/20
24	30315632	LO	Concord	NC	Actual/360	5.21025%	60,529.98	16,432.05	0.00	N/A	01/05/29	--	13,491,915.07	13,475,483.02	09/05/21
25	30315633	LO	Fayetteville	NC	Actual/360	5.10025%	47,470.39	20,429.18	0.00	N/A	09/05/28	--	10,809,197.07	10,788,767.89	09/05/21
26	30315634	98	Various	Various	Actual/360	4.55825%	43,169.65	0.00	0.00	N/A	10/06/23	--	11,000,000.00	11,000,000.00	09/06/21
27	30315635	LO	Walterboro	SC	Actual/360	5.10025%	43,342.53	18,652.73	0.00	N/A	09/05/28	--	9,869,266.89	9,850,614.16	09/05/21
28	30315636	RT	Oak Lawn	IL	Actual/360	4.85025%	37,960.41	10,587.24	0.00	N/A	10/05/28	--	9,089,289.09	9,078,701.85	09/05/21
29	30315637	OF	Warrenville	IL	Actual/360	4.78025%	35,048.69	0.00	0.00	N/A	02/01/29	--	8,515,000.00	8,515,000.00	09/01/21
30	30315638	LO	Fort Worth	TX	Actual/360	5.68025%	36,691.67	8,191.19	0.00	N/A	02/01/29	--	7,501,704.38	7,493,513.19	09/01/21
31	30315639	OF	Beverly Hills	CA	Actual/360	4.47025%	27,521.54	0.00	0.00	N/A	01/05/28	--	7,150,000.00	7,150,000.00	09/05/21
32	30315640	RT	Oakland	CA	Actual/360	5.08525%	28,461.88	0.00	0.00	N/A	11/05/28	--	6,500,000.00	6,500,000.00	09/05/21
33	30315641	LO	Various	Various	Actual/360	5.14025%	25,582.64	10,576.68	0.00	N/A	01/05/29	--	5,779,937.01	5,769,360.33	09/05/21
34	30315642	SS	Various	Various	Actual/360	5.19525%	20,130.62	0.00	0.00	N/A	09/05/28	--	4,500,000.00	4,500,000.00	09/05/21
35	30315643	RT	Jackson	CA	Actual/360	4.86025%	16,321.50	0.00	0.00	N/A	01/01/29	--	3,900,000.00	3,900,000.00	09/01/21
36	30315644	RT	Greenfield	IN	Actual/360	4.78725%	14,334.83	5,048.72	0.00	N/A	10/05/27	--	3,477,523.44	3,472,474.72	09/05/21
Totals							3,556,368.90	194,099.55	0.00				825,044,175.07	824,850,075.52
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	8,620,468.00	8,642,666.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	8,620,468.00	8,642,666.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	(682,957.92)	(274,357.86)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	39,982,714.60	42,782,150.49	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,642,669.30	5,663,797.81	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,993,938.64	974,790.78	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,424,363.99	3,764,686.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	5,086,567.65	1,350,944.63	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	8,709.69	0.00
7A4	5,086,567.65	1,350,944.63	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	23,773,544.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2A2	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2A4	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2A5	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,348,456.08	59,532.20	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	7,127,146.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	7,127,146.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,135,129.67	3,207,299.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,701,669.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,803,725.55	495,156.21	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	6,112,118.33	1,612,222.42	01/01/21	03/31/21	05/11/21	167,172.52	1,499.28	66,367.68	198,121.55	0.00	0.00
15A4	6,112,118.33	1,612,222.42	01/01/21	03/31/21	05/11/21	94,731.10	849.60	37,608.36	112,268.88	0.00	0.00
16	2,984,189.14	3,018,722.72	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,385,874.57	2,125,507.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,485,085.66	3,473,723.06	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,351,838.73	1,566,812.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,302,011.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,321,739.82	1,413,661.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,650,882.49	1,504,937.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	0.00	0.00	--	--	05/11/21	3,500,841.38	83,282.82	50,470.20	846,213.11	4,033.98	0.00
24	1,256,812.27	2,004,882.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,294,123.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	26,736,390.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,022,672.56	2,362,245.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,499,873.03	1,689,145.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,173,767.75	1,143,979.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	964,268.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	659,898.12	155,340.75	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	487,663.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,219,596.80	1,257,146.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	195,572.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	590,237.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	270,799.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	268,306,727.22	101,600,826.89				3,762,745.00	85,631.70	154,446.24	1,156,603.54	12,743.67	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	2	23,500,000.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005726%	4.979735%	82
08/17/21	2	23,500,000.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005764%	4.979770%	83
07/16/21	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005803%	4.979805%	84
06/17/21	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005846%	4.979843%	85
05/17/21	0	0.00	0	0.00	3	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005884%	4.979878%	86
04/16/21	0	0.00	0	0.00	3	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005927%	4.979916%	87
03/17/21	0	0.00	0	0.00	3	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005965%	4.979950%	88
02/18/21	0	0.00	0	0.00	3	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.006016%	4.979997%	89
01/15/21	0	0.00	0	0.00	3	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.006054%	4.980030%	90
12/17/20	0	0.00	0	0.00	3	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.006080%	4.980054%	91
11/18/20	0	0.00	0	0.00	3	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.006110%	4.980080%	92
10/19/20	0	0.00	1	14,000,000.00	2	23,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.006136%	4.980103%	93
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15A2	30315272	06/01/21	2	2	66,367.68	198,121.55	0.00	15,000,000.00	05/15/20	98
15A4	30315274	06/01/21	2	2	37,608.36	112,268.88	0.00	8,500,000.00	05/15/20	98
23	30315631	07/06/20	13	6	50,470.20	846,213.11	42,872.36	14,000,000.00	10/14/20	2
Totals					154,446.24	1,156,603.54	42,872.36	37,500,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		61,000,000	61,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		763,850,076	726,350,076	37,500,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	824,850,076	787,350,076	0	23,500,000	14,000,000	0
Aug-21	825,044,175	787,544,175	23,500,000	0	14,000,000	0
Jul-21	825,237,414	811,237,414	0	0	14,000,000	0
Jun-21	825,450,302	811,450,302	0	0	14,000,000	0
May-21	825,641,741	788,141,741	0	0	37,500,000	0
Apr-21	825,852,894	788,352,894	0	0	37,500,000	0
Mar-21	826,042,547	788,542,547	0	0	37,500,000	0
Feb-21	826,293,238	788,793,238	0	0	37,500,000	0
Jan-21	826,480,938	788,980,938	0	0	37,500,000	0
Dec-20	826,645,948	789,145,948	0	0	37,500,000	0
Nov-20	826,827,535	789,327,535	0	0	37,500,000	0
Oct-20	826,991,017	789,491,017	0	14,000,000	23,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15A2	30315272	15,000,000.00	15,000,000.00	80,800,000.00	10/19/20	1,487,287.42	1.58000	03/31/21	11/01/28	329
15A4	30315274	8,500,000.00	8,500,000.00	80,800,000.00	10/19/20	1,487,287.42	1.58000	03/31/21	11/01/28	329
23	30315631	14,000,000.00	14,000,000.00	12,300,000.00	11/17/20	1,114,281.69	1.40000	12/31/19	01/06/29	I/O
Totals		37,500,000.00	37,500,000.00	173,900,000.00		4,088,856.53

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15A2	30315272	RT	NE	05/15/20	98

9/13/2021 - The Loan recently transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. A pre-negotiation letter has been executed. Borrower requested that certain reserve funds be made available to them. Special Servicer has received approval and has engaged counsel to document the request and bring the loan current. Draft consent documents have been delivered to Borrower's counsel for review. Borrower has brought the Loan current through May. Borrower has submitted a deferral request which Special Servicer is evaluating. Special Servicer is working with Borrower to implement Cash Management due to low DSCR.

15A4	30315274	Various	Various	05/15/20	98

9/13/2021 - The Loan recently transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. A pre-negotiation letter has been executed. Borrower requested that certain reserve funds be made available to them. Special Servicer has received approval and has engaged counsel to document the request and bring the loan current. Draft consent documents have been delivered to Borrower's counsel for review. Borrower has brought the Loan current through May. Borrower has submitted a deferral request which Special Servicer is evaluating. Special Servicer is working with Borrower to implement Cash Management due to low DSCR.

23	30315631	MF	NY	10/14/20	2

9/13/2021 – SS will proceed with a foreclosure strategy once the foreclosure moratorium is lifted while simultaneously communicating with the borrower regarding other alternatives in order to maximize the recovery to the trust.

1 Property Type Codes						2 Resolution Strategy Code
HC – Health Care			MU – Mixed Use		WH – Warehouse	1 – Modification	6 – DPO	10 – Deed in Lieu of Foreclosures
MF – Multi-Family			SS – Self Storage		LO – Lodging	2 – Foreclosure	7 – REO	11- Full Payoff
RT – Retail			SF – Single Family Rental		98 – Other	3 – Bankruptcy	8 – Resolved	12 – Reps and Warranties
IN – Industrial			OF – Office		MH – Mobile Home Park	4 – Extension	9 – Pending Return to Master Servicer	13 – TBD
SE – Securities			CH – Cooperative Housing		ZZ – Missing Information/Undefined	5 – Note Sale	98 – Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 – Maturity Date Extension		5 – Temporary Rate Reduction	8 – Other
2 – Amortization Change		6 – Capitalization on Interest	9 – Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	115.09	0.00	0.00	0.00
7A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.45	0.00	0.00	0.00
15A2	0.00	0.00	3,229.17	0.00	0.00	749.64	0.00	0.00	0.00	0.00	0.00	0.00
15A4	0.00	0.00	1,829.86	0.00	0.00	424.80	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	4,083.33	0.00	0.00	16,874.30	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,142.36	0.00	0.00	18,048.74	0.00	0.00	118.54	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 27,309.64

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "US Risk Retention Special Notices" tab for the CSAIL 2019-C15 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 27 of 27